Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Inventories	$ 3,862	$ 5,289
Lubricants [Member]
Inventories [Abstract]
Inventories	522	556
Bunkers [Member]
Inventories [Abstract]
Inventories	$ 3,340	$ 4,733